FAIR VALUE OF FINANCIAL INSTRUMENTS (Q3)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
7. FAIR VALUE OF FINANCIAL INSTRUMENTS

As of June 30, 2016, the fair values of the Company’s Level 3 financial instrument totaled $3.7 million for 2.2 million warrants. The Level 3 financial instrument consist of common stock warrants issued by the Company in March 2011, which include features requiring liability treatment of the warrants. The fair value of warrants issued in March 2011 to purchase shares of the Company’s common stock is based on valuations performed by an independent third-party valuation firm. The fair value was determined using proprietary valuation models using the quality of the underlying securities of the warrants, restrictions on the warrants and security underlying the warrants, time restrictions and precedent sale transactions completed in the secondary market or in other private transactions. During the nine months ended March 31, 2017 all of the aforementioned warrants were exercised and the then-fair value warrant liability was reclassified as Common Stock.

The following table summarizes the changes in the Company’s Level 3 financial instruments for the three and nine months ended March 31, 2017 and 2016.

	Three months ended March 31,		Nine months ended March 31,
($ in thousands)	2017	2016	2017	2016
Beginning balance	$—	$(1,865)	$(3,739)	$(978)
Increase due to change in fair value of warrant liabilities	—	(4,805)	(1,490)	(5,692)
Reclass of fair value of warranty liability to common stock upon exercise of warrants	—	706	5,229	706
Ending balance	$—	$(5,964)	$—	$(5,964)

There were no transfers of assets or liabilities between level 1, level 2, or level 3 during the three and nine months ended March 31, 2017 and March 31, 2016. As of March 31, 2017 and June 30, 2016, the Company held no Level 1 or Level 2 financial instruments.

11. FAIR VALUE OF FINANCIAL INSTRUMENTS

In accordance with the fair value hierarchy described in Note 2, the following table shows the fair value of the Company’s financial instruments that are required to be measured at fair value as of June 30, 2016 and 2015:

($ in thousands) June 30, 2016	Level 1	Level 2	Level 3	Total

Common stock warrant liability, 2.2 million warrants exercisable at $2.6058 from September 17, 2011 through September 17, 2016	$-	$-	$3,739	$3,739

June 30, 2015	Level 1	Level 2	Level 3	Total

Common stock warrant liability, 3.9 million warrants exercisable at $2.6058 from September 17, 2011 through September 17, 2016	$-	$-	$978	$978

As of June 30, 2016 and June 30, 2015, the Company held no Level 1 or Level 2 financial instruments.

As of June 30, 2016 and 2015 fair values of the Company’s Level 3 financial instrument totaled $3,739 million and $978 thousand for 2.2 million and 3.9 million warrants, respectively. The level 3 financial instrument consists of common stock warrants issued by the company in March 2011, which include features requiring liability treatment of the warrants. The fair value of warrants issued March 2011 to purchase shares of the Company's common stock is based on valuations performed by an independent third party valuation firm. The fair value was determined using proprietary valuation models using the quality of the underlying securities of the warrants, restrictions on the warrants and security underlying the warrants, time restrictions and precedent sale transactions completed on the secondary market or in other private transactions. There were no transfer of assets or liabilities between level 1, level 2, or level 3 during the years ended June 30, 2016 and 2015.

($ in thousands)	For Year Ended June 30,
	2016	2015

Beginning balance	$(978)	$(585)
Increase due to change in fair value of warrant liabilities	(5,674)	(393)
Reduction due to warrant exercises	2,913	-
Ending balance	$(3,739)	$(978)